Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2015
Monthly Period Ending:	08/31/2015
Prev. Distribution/Close Date:	08/10/2015
Distribution Date:	09/08/2015
Days of Interest for Period:	29
Days in Collection Period:	31
Months Seasoned:	5

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,168,720,617

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	27,098,173
{3} Collections on Receivables paid off during period				{3}	11,104,545
{4} Receivables becoming Liquidated Receivables during period				{4}	4,996,013
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	(5,603)
{7} Less amounts allocable to Interest				{7}	(12,087,005)

{8} Total Monthly Principal Amounts					{8}	31,106,123

{9} End of period Aggregate Principal Balance					{9}	$1,137,614,494

{10} Pool Factor					{10}	89.4351033%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$66,037,708	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	31,106,123	0	0	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	6,159,995	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$28,771,590	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{18} Note Pool Factors	{18}	14.3857950%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$1,066,037,708

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		31,106,123
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		6,159,995
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$1,028,771,590

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		85.7309658%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$1,137,614,494
{27} 14.50% of Ending Aggregate Principal Balance	{27}	164,954,102
{28} Less Specified Reserve Balance	{28}	(25,440,000)
{29} Sum of {27} and {28}	{29}	139,514,102
{30} Required Pro Forma Note Balance {26} - {29}	{30}	998,100,392

{31} Beginning Note Balance	{31}	1,066,037,708
{32} Total Monthly Principal Amount	{32}	(31,106,123)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)	{33}	1,034,931,585

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)	{35}	0
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$31,106,123
{38} Step-down Amount	{38}	0
{39} Principal Distributable Amount	{39}	$31,106,123

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Beginning	Interest	Interest	Calculated
Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$66,037,708	0	0.400000%	29	Actual days/360	$21,279
{41}	Class A - 2A	$181,000,000	0	0.83000%	30	30/360	125,192
{42}	Class A - 2B	$215,720,000	0	0.59150%	29	Actual days/360	102,788
{43}	Class A - 3	$257,880,000	0	1.27000%	30	30/360	272,923
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	$38,113,814
{49} Liquidation Proceeds collected during period	{49}	2,505,448
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51} Investment Earnings - Collection Account	{51}	1,594
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{52}	1,518
{53} Collection of Supplemental Servicing - Extension Fees	{53}	88,904
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{54}	139,174
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{55}	172,921
{56} Total Available Funds	{56}	41,023,373

Distributions:
{57} Base Servicing Fee	{57}	2,191,351
{58} Repo and Recovery Fees - reimbursed to Servicer	{58}	139,174
{59} Bank Service Charges - reimbursed to Servicer	{59}	1,834
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{60}	172,921
{61} Trustee and Trust Collateral Agent Fees	{61}	425
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	21,279
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{64}	125,192
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{65}	102,788
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{66}	272,923
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{67}	0
{68} Class B Noteholders’ Interest Distributable Amount	{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70} Class C Noteholders’ Interest Distributable Amount	{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72} Class D Noteholders’ Interest Distributable Amount	{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74} Class E Noteholders’ Interest Distributable Amount	{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76} Noteholders’ Principal Distributable Amount	{76}	31,106,123
{77} To the Reserve Account, the Reserve Account Deposit	{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{78}	6,159,995
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{79}	0
{80} To the Certificateholders, the aggregate amount remaining	{80}	0
{81} Total Distributions	{81}	$41,023,373

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$720,637,708	$1,137,614,494	$0	$37,995,278	$0
{83}	Class B	812,707,708	1,137,614,494	0	37,855,638	0
{84}	Class C	926,987,708	1,137,614,494	0	37,627,078	0
{85}	Class D	1,039,367,708	1,137,614,494	0	37,346,128	0
{86}	Class E	1,066,037,708	1,137,614,494	0	37,266,118	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$6,159,995
{89} Pro-Forma Note Balance (Calculated after Step-Down)							{89}	1,034,931,585
{90} Required Pro Forma Note Balance							{90}	998,100,392
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	36,831,193
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$6,159,995

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$25,440,000

{94} Beginning of period Reserve Account balance							{94}		$25,440,000

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	1,518
{97} Investment Earnings—transferred to Collection Account Available Funds							{97}	(1,518)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$1,137,614,494
{101} End of Period Note Balance							{101}	1,028,771,590
{102} Overcollateralization							{102}	108,842,904
{103} Overcollateralization %							{103}		9.57%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	63,313
{105} Beginning of period number of Receivables							{105}	0	60,144
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	612	259
{107} Number of Receivables becoming Purchased Receivables during period							{107}	0	0
{108} Number of Receivables paid off during period							{108}	3,772	956
{109} End of period number of Receivables							{109}	58,929	58,929

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	12.67%	12.63%	12.62%
{111} Weighted Average Remaining Term of the Receivables						{111}	66.00	62.49	61.63
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$20,091	$19,432	$19,305
{114} Net Losses in Period						{114}	$0	$2,283,061	$2,490,565
{115} Aggregate Realized Losses						{115}	$0	$3,237,565	$5,728,130
{116} Aggregate Realized Loss Percentage						{116}		0.254%	0.450%
{117} ABS Prepay Speed						{117}		1.4400	1.3523

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	3,733	$71,345,656	6.10%
{119} 61-90 days						{119}	838	15,358,440	1.31%
{120} 91-120 days						{120}	133	2,171,585	0.19%
{121} Total						{121}	4,704	$88,875,681	7.60%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$11,161,738
{123} Beginning of Period Aggregate Principal Balance						{123}		1,168,720,617
{124} Extension Rate {122} divided by {123}						{124}			0.96%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 2, 2015

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